SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of contract liabilities arising from contract with customers (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Revenue from Contract with Customer [Abstract]
Deferred revenue-current		¥ 1,331,962	$ 191,324	¥ 263,330
Deferred revenue-non-current		5,674	$ 815	8,711
Refund liability	[1]	54,567		11,167
Contract liabilities arising from contract with customers		¥ 1,337,636		¥ 272,041

[1]	Refund liability represents the estimated amounts of service fee received that is estimated to be refunded as described in Note 2.